SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Product Information [Line Items]
Federal deposit insurance corporation	$ 250,000
Insured limits	449,991	$ 2,661,919
Allowance for credit losses	171,009	77,483
Advertising costs	$ 43,299	$ 421
Ordinary share equivalents	636,710	88,961
Customer Concentration Risk [Member] | Accounts Receivable [Member] | Customer One [Member]
Product Information [Line Items]
Concentration risk, percentage	42.00%	35.00%
Customer Concentration Risk [Member] | Accounts Receivable [Member] | Customer Two [Member]
Product Information [Line Items]
Concentration risk, percentage	16.00%	15.00%
Customer Concentration Risk [Member] | Revenue Benchmark [Member] | Customer One [Member]
Product Information [Line Items]
Concentration risk, percentage	17.00%
Customer Concentration Risk [Member] | Revenue Benchmark [Member] | Customer Two [Member]
Product Information [Line Items]
Concentration risk, percentage	11.00%
Customer Concentration Risk [Member] | Revenue Benchmark [Member] | One Customers [Member]
Product Information [Line Items]
Concentration risk, percentage		37.00%